Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (15,602,792)	$ (3,213,360)	$ 92,697
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	149,078	94,816	87,094
Non cash lease expenses	184,820	106,076	49,696
Intangible assets written off (reversal)		2,887	(8,958)
Deferred tax benefit provision			549
Allowance for expected credit loss		106,450
(Reversal) provision for stock obsolesces		20,438
Stock-based compensation	9,119,764
Change in operating assets and liabilities:
Accounts receivable	(36,751)	(513)	119,360
Other current assets	(32,332)	(210,622)	(2,287)
Inventories	(17,612)	(92,813)	22,065
Accounts payable	312,385	748,515	298,587
Accruals and other current liabilities	(299,924)	431,812	229,844
Operating lease assets and liabilities, net	(182,002)	(105,212)	(47,353)
Income taxes payable		(137,100)	134,362
Net cash (used in) provided by operating activities	(6,405,366)	(2,248,626)	975,656
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(134,211)	(186,001)	(15,211)
Net cash used in investing activities	(134,211)	(186,001)	(15,211)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares	10,850,450	843,081	9,709,166
Repurchase of ordinary shares issued		(6,598,240)
Advance (repayment) of other payables to related parties	31,786	(45,293)	(11,889)
Repayment to directors			(463,381)
Net cash provided by (used in) financial activities	10,882,236	(5,800,452)	9,233,896
Effect of exchange rate changes on cash and cash equivalents	139,230	217,797	(114,433)
Net change in cash and cash equivalents	4,481,889	(8,017,282)	10,079,908
Cash and cash equivalents - beginning of year	2,225,806	10,243,088	163,180
Cash and cash equivalents - end of year	6,707,695	2,225,806	10,243,088
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest
Cash paid for income taxes		217,228
Cash refund from income taxes	71,532	27,844
SUPPLEMENTAL SCHEDULE OF NON-CASH FINANCING ACTIVITIES:
Shares issued via the capitalization of amount due to director			$ 4,773,795